Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Consolidated Statements Of Cash Flows
Net Cash Provided by Operating Activities	$ 20,412	$ 9,211
Cash Flows from Investing Activities:
Proceeds from sale of vessels	0	9,413
Prepaid vessels' improvements	(12,006)	0
Acquisition of Heidmar, net of cash acquired	5,132	0
Fixed assets additions	(28,383)	(43,824)
Net Cash Used in Investing Activities	(35,257)	(34,411)
Cash Flows from Financing Activities:
Payments of finance lease liabilities	(4,209)	0
Proceeds from long-term debt	0	250,109
Principal payments and prepayments of long-term debt	(13,168)	(84,072)
Repurchase of common stock	(2,402)	(23,142)
Dividends paid	0	(5,000)
Payment of financing costs, net	0	(2,680)
Net Cash Provided by/(Used in) Financing Activities	(19,779)	135,215
Net increase / (decrease) in cash and cash equivalents and restricted cash	(34,624)	110,015
Cash and cash equivalents and restricted cash at beginning of year	156,881	30,226
Cash and cash equivalents and restricted cash at end of year	122,257	140,241
Cash paid during the year for:
Interest, net of amount capitalized	(7,644)	(6,003)
Non cash investing activities:
Fixed Assets additions (Note 4, 6)	(25,012)	(51,919)
Non cash financing activities:
Loan drawdown for vessels additions (Notes 4, 12)	25,012	50,333
Capital contribution/(distribution) for common control transaction (Note 6)	$ 0	$ 1,581